(Losses)/Gains on financial assets and liabilities at fair value through profit or loss, net (Tables)	12 Months Ended
Dec. 31, 2023
Interest income on financial assets designated at fair value through profit or loss [Abstract]
Table of (Losses)/Gains on financial assets and liabilities at fair value through profit or loss, net

	2023	2022	2021
Gain from foreign currency forward transactions	23,533,993	4,646,318	19,649,692
Gain from the sale of financial assets	—	1,557,976	—
Interest rate swaps	(177,777)	314,816	294,256
Loss from put options	(522,183)	(107,924)	(7,170,021)
(Loss) Income from debt and equity instruments	(43,527,016)	39,994,694	11,629,556

TOTAL	(20,692,983)	46,405,880	24,403,483